INVESTMENT IN BRAND CONTRACT, AT FAIR VALUE (Details) (Brand Contracts)	9 Months Ended
Sep. 30, 2014 item
Vernon Davis
Valuation methodology and significant unobservable inputs used for the entity's brand contract
Number of brand contracts	2
Level 3
Valuation methodology and significant unobservable inputs used for the entity's brand contract
Number categories considered of potential brand income	3
Level 3 | Minimum
Valuation methodology and significant unobservable inputs used for the entity's brand contract
Discount rate calculated based on discount rate used in determining counterparty brand income	4.50%
Level 3 | Maximum
Valuation methodology and significant unobservable inputs used for the entity's brand contract
Discount rate calculated based on discount rate used in determining counterparty brand income	20.00%